INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 13 - INCOME TAXES

The components of loss before equity income (loss) from investment in affiliate and income tax benefit (expense) are as follows:

	Year Ended December 31,
	2011	2010	2009

The Netherlands	$(968)	$(597)	$484
Subsidiaries outside of the Netherlands	(7,226)	(6,223)	(4,065)
Loss before equity loss from investment
in affiliate and income tax benefit (expense)	$(8,194)	$(6,820)	$(3,581)

The components of income tax benefit (expense) are as follows:

	Year Ended December 31,
	2011	2010	2009

Current:
The Netherlands	$-	$(97)	$286
Subsidiaries outside of the Netherlands, net of
$499 and ($234) in income tax benefit (expense)
related to prior period income tax positions
in 2011 and 2010, respectively	277	(603)	132
	277	(700)	418
Deferred:
Subsidiaries outside of the Netherlands	(18)	151	-
Total income tax benefit (expense)	$259	$(549)	$418

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010

Deferred tax assets:
Operating loss carryforwards	$18,135	$20,082
Allowance for doubtful accounts	152	111
Tax credit carryforwards	588	594
Accrued expenses	1,319	1,824
Total deferred tax assets	20,194	22,611

Deferred tax liabilities:
Depreciation of property and equipment	(133)	(118)
	20,061	22,493
Valuation allowance	(19,928)	(22,342)
Deferred tax assets, net	$133	$151

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carryforwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of one location, which is currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2011, the Company has net operating loss carryforwards of $19,486 in the Netherlands, which will expire in 2013 through 2020. As of December 31, 2011, the Company has net operating loss carryforwards of $27,363 in the United States, which will expire in 2025 through 2031. The ultimate utilization of such net operating loss carryforwards is limited in certain situations.

As of December 31, 2011, the Company has capital loss carryforwards of $583 in Israel. Such capital loss carryforwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2011, the Company has $588 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2029.

During the years ended December 31, 2011 and 2010, the valuation allowance decreased by $2,414 and $984, respectively.

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2011	2010	2009

Effective income tax benefit from continuing
operations at statutory rate	$2,049	$1,739	$913
Rate differential	270	345	116
Non-deductible income (expense)	495	(380)	(172)
Adjustments to prior year tax losses	547	(1,176)	281
Changes in valuation allowance	(2,414)	(984)	(544)
Other	(688)	(93)	(176)
Income tax benefit (expense) from continuing
operations	$259	$(549)	$418

The Company was subject to a tax examination for one of its subsidiaries in the United States by the IRS for the tax years 2002 to 2004. In connection with this examination, the subsidiary was required to provide information regarding its treatment of certain expenses. The IRS proposed a number of adjustments to the subsidiary's filed income tax returns for the tax years 2002 to 2004, which collectively resulted in an assessed income tax liability of $7,325. Management vigorously contested the merit of the proposed adjustments and established a reserve of $10,690, including interest and penalties of $4,804, as of December 31, 2010 to reflect the adjustments that it considered to be more likely than not to be upheld upon the ultimate resolution of this matter. In July 2011 and January 2012, the Company entered into arrangements with the IRS to settle all outstanding claims against it for $3,329, including $877 in interest. The IRS did not assess any penalties as part of the settlement.

The total amount of unrecognized tax benefits, including interest and penalties, is $3,329 and $10,690 as of December 31, 2011 and 2010, respectively, of which $1,858 and $7,645, respectively, is included in current liabilities from discontinued operations and $1,471 and $3,045, respectively, is included in income taxes payable in the accompanying consolidated balance sheets. Also included in income taxes payable on the accompanying consolidated balance sheets is $97 and $380 of income taxes payable related to current operations as of December 31, 2011 and 2010, respectively.

A reconciliation of the beginning and ending amounts in accrued unrecognized income tax benefits is as follows:

	December 31,
	2011	2010

Balance at January 1	$5,886	$5,652
Additions related to prior period tax positions	-	234
Reductions related to prior period tax positions	(3,434)	-
Balance at December 31	$2,452	$5,886

A reconciliation of the beginning and ending amounts in accrued interest is as follows:

	December 31,
	2011	2010

Balance at January 1	$3,767	$3,165
Additions charged to expense	-	602
Reductions charged to expense	(2,890)	-
Balance at December 31	$877	$3,767

A reconciliation of the beginning and ending amounts of accrued tax penalties is as follows:

	December 31,
	2011	2010

Balance at January 1	$1,037	$947
Additions charged to expense	-	90
Reductions charged to expense	(1,037)	-
Balance at December 31	$-	$1,037

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2009 to 2011 are subject to examination in the Netherlands. Income tax returns for the tax years 2003 to 2011 are subject to examination in foreign jurisdictions.